Summary of significant accounting policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of significant accounting policies
Summary of significant accounting policies
Cash and cash equivalents
Cash and cash equivalents include cash and highly liquid investments with original maturities of three months or less.
Restricted cash
Restricted cash includes cash held by banks that is subject to withdrawal restrictions. Such amounts are typically restricted under secured debt agreements and can be used only to maintain the aircraft securing the debt and to provide debt service payments of principal and interest.
Trade receivables
Trade receivables represent unpaid, current lessee obligations under existing lease contracts. An allowance for credit losses on trade receivables is established when the risk of non-recovery is probable. The risk of non-recovery is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of a debtor and the economic conditions persisting in the debtor’s operating environment. The allowance for credit losses is classified as leasing expenses in our Consolidated Income Statements.
Flight equipment held for operating leases, net
Flight equipment held for operating leases is stated at cost less accumulated depreciation and impairment. Flight equipment is depreciated to its estimated residual value on a straight-line basis over the useful life of the aircraft, which is generally 25 years from the date of manufacture, or a different period depending on the disposition strategy. The costs of improvements to flight equipment are normally recorded as leasing expenses unless the improvement increases the long-term value or extends the useful life of the flight equipment. The capitalized improvement cost is depreciated over the estimated remaining useful life of the aircraft. The residual value of our flight equipment is generally 15% of estimated industry price, except where more relevant information indicates that a different residual value is more appropriate.
We periodically review the estimated useful lives and residual values of our flight equipment based on our industry knowledge, external factors, such as current market conditions, and changes in our disposition strategies, to determine if they are appropriate, and record adjustments to depreciation rates prospectively on an aircraft-by-aircraft basis, as necessary.
On a quarterly basis, we perform recoverability assessments of our long-lived assets when events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. On an annual basis, we perform impairment assessments for all of our aircraft held for operating leases that are five years of age or older. The recoverability assessment includes a review of the estimated future cash flows associated with the use of an asset and its eventual disposal. The assets are grouped at the lowest level for which identifiable cash flows are largely independent of other groups of assets, which includes the individual aircraft and the lease-related assets and liabilities of that aircraft including maintenance rights assets, lease incentives, lease premium and maintenance liabilities (the “Asset Group”). If the sum of the expected undiscounted future cash flows is less than the aggregate net book value of the Asset Group, an impairment loss is recognized. The loss is measured as the excess of the carrying amount of the impaired aircraft over its estimated fair value.
Fair value reflects the present value of future cash flows expected to be generated from the aircraft, including its expected residual value, discounted at a rate commensurate with the associated risk. Future cash flows are assumed to occur under current market conditions and assume adequate time for a sale between a willing buyer and a willing seller. Expected future lease rates are based on all relevant information available, including current contracted rates for similar aircraft and industry trends.
Capitalization of interest
We capitalize interest on prepayments of forward order flight equipment and add such amounts to prepayments on flight equipment. The amount of interest capitalized is the amount of interest costs which could have been avoided in the absence of such prepayments.
Net investment in finance and sales-type leases
If a lease meets specific criteria under U.S. GAAP, we recognize the lease in net investment in finance and sales-type leases in our Consolidated Balance Sheets and de-recognize the aircraft from flight equipment held for operating leases. For sales-type leases, we recognize the difference between the aircraft carrying value and the amount recognized in net investment in finance and sales-type leases in net gain on sale of assets in our Consolidated Income Statements. The amounts recognized for finance and sales-type leases consist of lease receivables and the estimated unguaranteed residual value of the flight equipment on the lease termination date, less the unearned income. Expected unguaranteed residual values are based on our assessment of the values of the flight equipment at expiration of the lease. The unearned income is recognized as lease revenue over the lease term, using the interest method to produce a constant yield over the life of the lease.
Definite-lived intangible assets
We recognize intangible assets acquired in a business combination at fair value on the date of acquisition. The rate of amortization of definite-lived intangible assets is calculated based on the period over which we expect to derive economic benefits from such assets.
Maintenance rights and lease premium, net
Maintenance rights assets are recognized when we acquire aircraft subject to existing leases. These assets represent the contractual right to receive the aircraft in a specified maintenance condition at the end of the lease under EOL contracts or our right to receive an aircraft in better maintenance condition due to our obligation to contribute towards the cost of the maintenance events performed by the lessee either through reimbursement of maintenance deposit rents held under MR contracts, or through a lessor contribution to the lessee.
For EOL contracts, upon lease termination, we recognize receipts of EOL cash compensation as lease revenue to the extent those receipts exceed the EOL contract maintenance rights asset and we recognize leasing expenses when the EOL contract maintenance rights asset exceeds the EOL cash receipts. For MR contracts, we recognize maintenance rights expense at the time the lessee submits a reimbursement claim and provides the required documentation related to the cost of a qualifying maintenance event that relates to pre-acquisition usage.
Lease premium assets represent the value of an acquired lease where the contractual rental payments are above the market rate. We amortize the lease premium assets on a straight-line basis over the term of the lease as a reduction of lease revenue.
Other definite-lived intangible assets, net
Other definite-lived intangible assets primarily consist of customer relationships recorded at fair value on the ILFC Transaction closing date. These intangible assets are amortized over the period during which we expect to derive economic benefits from such assets. The amortization expense is recorded in depreciation and amortization. We evaluate all definite-lived intangible assets for impairment when events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.
Other assets
Other assets consist of inventory, debt issuance costs, lease incentives, investments, notes receivables, derivative financial instruments, other tangible fixed assets, and straight-line rents, prepaid expenses and other receivables.
Inventory
Inventory consists primarily of engine and airframe components and piece parts. We value our inventory at the lower of cost and net realizable value.
Lease incentives
We capitalize amounts paid or value provided to lessees as lease incentives. We amortize lease incentives on a straight-line basis over the term of the related lease as a reduction of lease revenue.
Investments
Unconsolidated investments where we have significant influence are reported using the equity method of accounting. Under the equity method of accounting, we recognize our share of earnings and losses based on our ownership percentage of such investments in equity in net earnings (losses) of investments accounted for under the equity method.
Notes receivables
Notes receivables represent amounts advanced in the normal course of our operations and also arise from the restructuring and deferral of trade receivables from lessees experiencing financial difficulties. An allowance for credit losses on notes receivables is established when the risk of non-recovery is probable. The assessment of the risk of non-recovery where lessees are experiencing financial difficulties is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of the debtor and the economic conditions persisting in the debtor’s operating environment.
Derivative financial instruments
We use derivative financial instruments to manage our exposure to interest rate risks. We recognize derivatives in our Consolidated Balance Sheets at fair value.
When cash flow hedge accounting treatment is applied, the changes in fair values related to the effective portion of the derivatives are recorded in AOCI, and the ineffective portion is recognized immediately in interest expense. Amounts reflected in AOCI related to the effective portion are reclassified into interest expense in the same period or periods during which the hedged transaction affects interest expense.
We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we recognize the changes in the fair value in current-period earnings. The remaining balance in AOCI at the time we discontinue hedge accounting is not recognized in our Consolidated Income Statements unless it is probable that the forecasted transaction will not occur. Such amounts are recognized in interest expense when the hedged transaction affects interest expense.
When cash flow hedge accounting treatment is not applied, the changes in fair values related to interest rate related derivatives between periods are recognized in interest expense in our Consolidated Income Statements.
Net cash received or paid under derivative contracts is classified as operating cash flows in our Consolidated Statements of Cash Flows.
Other tangible fixed assets
Other tangible fixed assets consist primarily of leasehold improvements, computer equipment and office furniture, and are valued at acquisition cost and depreciated at various rates over the asset’s estimated useful life on a straight-line basis. Depreciation expense on other tangible fixed assets is recorded in depreciation and amortization in our Consolidated Income Statements.
Fair value measurements
Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair value of flight equipment and definite-lived intangible assets on a non-recurring basis. See Note 29—Fair value measurements.
Income taxes
We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.
Deferred income tax assets and liabilities
We report deferred income taxes resulting from the temporary differences between the book values and the tax values of assets and liabilities using the liability method. The differences are calculated at nominal value using the enacted tax rate applicable at the time the temporary difference is expected to reverse. Deferred income tax assets attributable to unutilized losses carried forward or other timing differences are reduced by a valuation allowance if it is more likely than not that such losses will not be utilized to offset future taxable income.
Guarantees
We have potential obligations under guarantee contracts that we have entered into with third parties. See Note 28—Commitments and contingencies. We initially recognize guarantees at fair value. Subsequently, if it becomes probable that we will be required to perform under a guarantee, we accrue a liability based on an estimate of the loss we will incur to perform under the guarantee. The loss estimate is generally measured as the amount by which the contractual guaranteed value exceeds the fair market value or future lease cash flows of the underlying aircraft.
Accrued maintenance liability
Under our aircraft leases, the lessee is responsible for maintenance and repairs and other operating expenses related to the flight equipment during the term of the lease. When an aircraft is not subject to a lease, we may incur maintenance and repair expenses for our aircraft. Maintenance and repair expenses are recorded in leasing expenses, to the extent such expenses are incurred by us.
We may be obligated to make additional payments to the lessee for maintenance-related expenses, primarily related to usage of major life-limited components prior to commencement of the lease (“lessor maintenance contributions”). For all lease contracts, lessor maintenance contributions are recognized as leasing expenses when incurred. In the case we have established an accrual as an assumed liability for such payment in connection with the purchase of an aircraft with a lease attached, such payments are charged against the existing accrual.
For all lease contracts acquired as part of the ILFC Transaction, we determined the fair value of our maintenance liability, including lessor maintenance contributions, using the present value of the expected cash outflows. The discounted amounts are accreted in subsequent periods to their respective nominal values up until the expected maintenance event dates using the effective interest method. The accretion amounts are recorded as increases to interest expense in our Consolidated Income Statements.
Debt and deferred debt issuance costs
Long-term debt is carried at the principal amount borrowed, including unamortized discounts and premiums, fair value adjustments and debt issuance costs, where applicable. The fair value adjustments reflect the application of the acquisition method of accounting to the debt assumed as part of the ILFC Transaction. We amortize the amount of discounts, premiums and fair value adjustments over the period the debt is outstanding using the effective interest method. The costs we incur for issuing debt are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method.
Debt issuance costs related to our line-of-credit arrangements are presented within other assets.
Lessee security deposits
For all lessee deposits assumed as part of the ILFC Transaction, we discounted the lessee security deposit amounts to their respective present values. We accrete the discounted security deposit amounts to their respective nominal values over the period we expect to refund the security deposits to each lessee, using the effective interest method, recognizing an increase in interest expense.
Revenue recognition
We lease flight equipment principally under operating leases and recognize rental income on a straight-line basis over the life of the lease. At lease inception, we review all necessary criteria to determine proper lease classification. We account for lease agreements that include uneven rental payments on a straight-line basis. The difference between rental revenue recognized and cash received is included in other assets, or in the event it is a liability, in accounts payable, accrued expenses and other liabilities.
Lease agreements where base rent is based on floating interest rates are included in minimum lease payments based on the floating interest rate that existed at the commencement of the lease. Increases or decreases in lease payments that result from subsequent changes in the floating interest rate are considered contingent rentals and are recorded as increases or decreases in lease revenue in the period of the interest rate change.
Our lease contracts normally include default covenants, which generally obligate the lessee to pay us damages to put us in the position we would have been in had the lessee performed under the lease in full. There are no additional payments required which would increase the minimum lease payments. We cease revenue recognition on a lease contract when the collectability of rentals is no longer reasonably assured. For past-due rentals that exceed related security deposits held which have been recognized as revenue, we establish provisions on the basis of management’s assessment of collectability. Such provisions are recorded in leasing expenses.
Revenue from net investment in finance and sales-type leases is recognized using the interest method to produce a constant yield over the life of the lease and is included in lease revenue.
Most of our lease contracts require rental payments in advance. Rental payments received but unearned are recorded as deferred revenue in our Consolidated Balance Sheets.
Under our aircraft leases, the lessee is responsible for maintenance, repairs and other operating expenses during the term of the lease. Under the provisions of many of our leases, the lessee is required to make payments of supplemental maintenance rents which are calculated with reference to the utilization of the airframe, engines and other major life-limited components during the lease. We record as lease revenue all supplemental maintenance rent receipts not expected to be reimbursed to lessees. We estimate the total amount of maintenance reimbursements for the entire lease and only record revenue after we have received sufficient maintenance rents to cover the total amount of estimated maintenance reimbursements during the remaining lease term.
In most lease contracts not requiring the payment of supplemental maintenance rents, and to the extent that the aircraft is redelivered in a different condition than at acceptance, we generally receive EOL cash compensation for the difference at redelivery. Upon lease termination, we recognize receipts of EOL cash compensation as lease revenue to the extent those receipts exceed the EOL contract maintenance rights asset and we recognize leasing expenses when the EOL contract maintenance rights asset exceeds the EOL cash receipts.
The accrued maintenance liability existing at lease termination is recognized as lease revenue net of the MR contract maintenance rights asset. When flight equipment is sold, the portion of the accrued maintenance liability not specifically assigned to the buyer is released net of any maintenance rights asset balance and is included in net gain on sale of assets.
Net gain or loss on sale of assets is recognized when we sell aircraft and engines. The sale is recognized when control of the underlying aircraft transfers to the buyer and we no longer have significant ownership risk in the asset sold.
Other income consists of interest revenue, management fee revenue, lease termination penalties, inventory part sales, net gain on sale of equity investments accounted for under the equity method, insurance proceeds, and other miscellaneous activities. Interest revenue from secured loans, notes receivables and other interest bearing instruments is recognized using the effective yield method as interest accrues under the associated contracts. Management fee revenue is recognized as income as it accrues over the life of the contract. Income from the receipt of lease termination penalties is recorded at the time cash is received or when the lease is terminated, if revenue recognition criteria are met.
Pension
We operate defined benefit pension plans for a small number of our employees. These pension plans are no longer open to new participants. We recognize net periodic pension costs associated with these plans in selling, general and administrative expenses and recognize the unfunded status of the plan, if any, in accounts payable, accrued expenses and other liabilities. The change in fair value of the funded pension liability that is not related to the net periodic pension cost is recorded in AOCI. The projection of benefit obligation and fair value of plan assets require the use of assumptions and estimates, including discount rates. Actual results could differ from those estimates. Furthermore, we operate defined contribution plans for the employees who do not fall under the defined benefit pension plans. We recognize an expense for contributions to the defined contribution plans in selling, general and administrative expenses in the period the contributions are made.
Share-based compensation
Employees may receive AerCap share-based awards, consisting of restricted stock units or restricted stock. Share-based compensation expense is determined by reference to the fair value of the restricted stock units or restricted stock on the grant date and is recognized on a straight-line basis over the requisite service period. Share-based compensation expense is classified in selling, general and administrative expenses.
Foreign currency
Foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at the time of the transaction. Receivables or payables denominated in foreign currencies are remeasured into U.S. dollars at the exchange rate at the balance sheet date. All resulting exchange gains and losses are recorded in selling, general and administrative expenses in our Consolidated Income Statements.
Variable interest entities
We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the VIE’s operations; and (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.
Earnings per share
Basic EPS is computed by dividing income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the purposes of calculating diluted EPS, the denominator includes both the weighted average number of ordinary shares outstanding during the period and the weighted average number of potentially dilutive ordinary shares, such as restricted stock units, restricted stock and stock options.
Reportable segments
We manage our business and analyze and report our results of operations on the basis of one business segment: leasing, financing, sales and management of commercial aircraft and engines.
Recent accounting standards adopted during the year ended December 31, 2018:
Revenue from contracts with customers
In May 2014, the FASB issued an accounting standard that provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This guidance does not apply to lease contracts with customers. The standard requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract, including (i) identifying the contract with the customer; (ii) identifying the separate performance obligations in the contract; (iii) determining the transaction price; (iv) allocating the transaction price to the separate performance obligations; and (v) recognizing revenue when each performance obligation is satisfied.
We adopted the standard using the modified retrospective method on its required effective date of January 1, 2018. A significant majority of our revenues are not within the scope of the new guidance and its adoption did not have a material effect on our Consolidated Financial Statements or related disclosures.
Statement of cash flows
In August 2016, the FASB issued an accounting standard that is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The standard includes clarifications that (i) cash payments for debt prepayment or extinguishment costs must be classified as cash outflows for financing activities; (ii) cash proceeds from the settlement of insurance claims should be classified based on the nature of the loss; (iii) an entity is required to make an accounting policy election to classify distributions received from equity method investees under either the cumulative-earnings approach or the nature of distribution approach; and (iv) in the absence of specific guidance, an entity should classify each separately identifiable cash source and use on the basis of the underlying cash flows.
We adopted the standard on its required effective date of January 1, 2018 and it did not have a material effect on our Consolidated Statements of Cash Flows.
Presentation of restricted cash in the statement of cash flows
In November 2016, the FASB issued an accounting standard that clarifies how entities should present restricted cash and restricted cash equivalents in the statement of cash flows. The standard requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The standard also requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet.
We adopted the standard on its required effective date of January 1, 2018. We have revised the Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016 to reflect the adoption of this new standard. As a result, “Net cash used in investing activities” in the Consolidated Statements of Cash Flows now omits “Movement in restricted cash,” and that movement is now included within “Net increase (decrease) in cash, cash equivalents and restricted cash” for that period in order to conform to the current period’s presentation. Further details are disclosed in Note 4—Restricted cash.
Income taxes on intercompany sales and transfers of assets other than inventory
On January 1, 2018, we adopted a new accounting standard update which requires us to recognize the income tax effects of intercompany sales and transfers of assets other than inventory in the period in which the transfer occurs. Prior to adopting these new requirements, we deferred the income tax effects of these transfers until the asset was sold to an outside party. We adopted the new accounting standards update using the modified retrospective approach and recognized a cumulative adjustment to opening retained earnings of $1.2 million on January 1, 2018.
Future application of accounting standards:
Lease accounting
In February 2016, the FASB issued an accounting standard that requires lessees to recognize lease-related assets and liabilities on the balance sheet. In certain circumstances, the lessee is required to remeasure the lease payments. Qualitative and quantitative disclosures, including significant judgments made by management, will be required to provide insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. Under the new standard, lessor accounting remains similar to the current standard.
The new standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either the effective date of the new standard or the beginning of the entity’s comparative period presented in the financial statements as the date of initial application. We will adopt the standard on its required effective date of January 1, 2019, using the effective date as our date of initial application. Upon adoption, we expect to recognize additional lease-related assets and liabilities of approximately $60 million.
Allowance for credit losses
In June 2016, the FASB issued an accounting standard that requires entities to estimate lifetime expected credit losses for most financial assets measured at amortized cost and certain other instruments, including trade and other receivables, net investments in leases and off-balance sheet credit exposures. The standard also requires additional disclosures, including how the entity develops its allowance for credit losses for financial assets measured at amortized cost and disaggregated information on the credit quality of net investments in leases measured at amortized cost by year of the asset’s origination for up to five annual periods. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption will be permitted in any interim or annual period beginning after December 15, 2018. The new standard must be adopted using the modified retrospective transition approach. We will adopt the standard on its required effective date of January 1, 2020. We are evaluating the effect the adoption of the standard will have on our Consolidated Balance Sheets and Consolidated Income Statements.